STOCK OPTIONS (Details 2) - Option [Member]	12 Months Ended
Feb. 29, 2016 $ / shares shares
Options Exercisable
Options exercisable | shares	187,575
Exercise Price | $ / shares	$ 19.71
Weighted Average Remaining Life (years)	6 years 6 months 18 days
Options Unexercisable
Number of Options | shares	239,401
Exercise Price | $ / shares	$ 10.33
Weighted Average Remaining Life (years)	9 years 1 month 10 days
$3.55
Options Exercisable
Options exercisable | shares	13,875
Exercise Price | $ / shares	$ 3.55
Weighted Average Remaining Life (years)	9 years 11 months 8 days
Options Unexercisable
Number of Options | shares	41,625
Exercise Price | $ / shares	$ 3.55
Weighted Average Remaining Life (years)	9 years 11 months 8 days
$8.10
Options Exercisable
Options exercisable | shares	1,068
Exercise Price | $ / shares	$ 8.1
Weighted Average Remaining Life (years)	8 years 11 months 1 day
Options Unexercisable
Number of Options | shares	0
Exercise Price | $ / shares	$ 8.1
$8.25
Options Exercisable
Options exercisable | shares	48,335
Exercise Price | $ / shares	$ 8.25
Weighted Average Remaining Life (years)	4 years 7 months 10 days
Options Unexercisable
Number of Options | shares	133,333
Exercise Price | $ / shares	$ 8.25
Weighted Average Remaining Life (years)	9 years 3 months 4 days
$10.20
Options Exercisable
Options exercisable | shares	52,434
Exercise Price | $ / shares	$ 10.2
Weighted Average Remaining Life (years)	5 years 10 months 10 days
Options Unexercisable
Number of Options | shares	0
Exercise Price | $ / shares	$ 10.2
$11.25
Options Exercisable
Options exercisable | shares	3,334
Exercise Price | $ / shares	$ 11.25
Weighted Average Remaining Life (years)	9 years 2 months 19 days
Options Unexercisable
Number of Options | shares	3,333
Exercise Price | $ / shares	$ 11.25
Weighted Average Remaining Life (years)	9 years 2 months 19 days
$16.50
Options Exercisable
Options exercisable | shares	8,890
Exercise Price | $ / shares	$ 16.5
Weighted Average Remaining Life (years)	8 years 7 months 17 days
Options Unexercisable
Number of Options | shares	31,110
Exercise Price | $ / shares	$ 16.5
Weighted Average Remaining Life (years)	8 years 7 months 17 days
$22.50
Options Exercisable
Options exercisable | shares	14,735
Exercise Price | $ / shares	$ 22.5
Weighted Average Remaining Life (years)	8 years 5 months 1 day
Options Unexercisable
Number of Options | shares	30,000
Exercise Price | $ / shares	$ 22.5
Weighted Average Remaining Life (years)	7 years 9 months 18 days
$48.75
Options Exercisable
Options exercisable | shares	44,904
Exercise Price | $ / shares	$ 48.75
Weighted Average Remaining Life (years)	7 years 1 month 6 days
Options Unexercisable
Number of Options | shares	0
Exercise Price | $ / shares	$ 48.75